Goodwill and intangible assets, net (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill		€ 490,503,000	€ 490,360,000	€ 490,360,000	€ 490,455,000	€ 490,503,000
Intangible assets with definite lives, net					3,794,000	6,552,000
Intangible assets with indefinite lives					169,500,000	169,500,000
Total					663,749,000	666,555,000
Accumulated impairment losses of goodwill					0	0
Accumulated impairment losses of indefinite-lived intangible assets		0	0
Goodwill [Roll Forward]
Goodwill, Beginning Balance		490,503,000	490,360,000
Foreign exchange translation		(175,000)	143,000
Acquisition of Tripl		250,000
Deconsolidation of myhotelshop		(123,000)
Goodwill, Ending Balance		490,455,000	490,503,000	490,360,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					105,278,000	104,838,000
(Accumulated Amortization)					(101,484,000)	(98,286,000)
Amortization of intangible assets	[1]	3,220,000	13,857,000	30,030,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2018					1,711,000
2019					1,701,000
2020					382,000
2021					0
Developed Europe
Finite-Lived Intangible Assets [Line Items]
Goodwill		215,271,000	215,208,000	215,208,000	215,250,000	215,271,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		215,271,000	215,208,000
Foreign exchange translation		(77,000)	63,000
Acquisition of Tripl		110,000
Deconsolidation of myhotelshop		(54,000)
Goodwill, Ending Balance		215,250,000	215,271,000	215,208,000
Americas
Finite-Lived Intangible Assets [Line Items]
Goodwill		192,719,000	192,663,000	192,663,000	192,700,000	192,719,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		192,719,000	192,663,000
Foreign exchange translation		(69,000)	56,000
Acquisition of Tripl		98,000
Deconsolidation of myhotelshop		(48,000)
Goodwill, Ending Balance		192,700,000	192,719,000	192,663,000
Rest of World
Finite-Lived Intangible Assets [Line Items]
Goodwill		82,513,000	82,489,000	82,489,000	82,505,000	82,513,000
Goodwill [Roll Forward]
Goodwill, Beginning Balance		82,513,000	82,489,000
Foreign exchange translation		(29,000)	24,000
Acquisition of Tripl		42,000
Deconsolidation of myhotelshop		(21,000)
Goodwill, Ending Balance		€ 82,505,000	€ 82,513,000	€ 82,489,000
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					29,000	23,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,000	38,000
(Accumulated Amortization)					(5,000)	(15,000)
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					30,000	1,610,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					34,254,000	34,220,000
(Accumulated Amortization)					(34,224,000)	(32,610,000)
Technology
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					359,000	0
Finite-Lived Intangible Assets, Net [Abstract]
Cost					60,190,000	59,780,000
(Accumulated Amortization)					(59,831,000)	(59,780,000)
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets with definite lives, net					3,376,000	4,919,000
Finite-Lived Intangible Assets, Net [Abstract]
Cost					10,800,000	10,800,000
(Accumulated Amortization)					€ (7,424,000)	€ (5,881,000)

[1]	Year ended December 31, 201520162017Acquired technology included in amortization of intangible assets19,9273,75059Internal use software and website development costs included in technology and content4751,4101,742Internal use software included in general and administrative ——408